Contract Balances (Tables)	12 Months Ended
Dec. 31, 2023
Contract Balances
Schedule of Contract Balances	The beginning and ending contract balances were as follows:
	December 31, 2023	December 31, 2022	December 31, 2021
Deferred revenue	$-	$153,500	$-